Related Party Transactions (Details) - Schedule of Borrowings of Repayment of Loans from Related Parties - Related Party [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings	¥ 28,500,000	¥ 237,000	¥ 8,300,000
Repayment	(28,790,200)	(437,000)	(7,850,000)
Borrowings		(15,500)	(400,000)
Repayment		730,000	2,750,000
Shanghai Xinhui [Member]
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings	28,100,000		6,900,000
Repayment	(28,390,200)		(7,450,000)
Botao Ma [Member]
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings	400,000		1,100,000
Repayment	(400,000)		(300,000)
Borrowings
Repayment			2,750,000
Yuanwen Xia [Member]
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings		237,000	300,000
Repayment		(437,000)	(100,000)
Shanghai Shenbao [Member]
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings			(400,000)
Repayment		700,000
Ningbo Shen’an [Member]
Schedule of Borrowings of Repayment of Loans from Related Parties [Line Items]
Borrowings		(15,500)
Repayment		¥ 30,000